Offerings - Offering: 1	Nov. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Global Medium-Term Notes, Series A
Amount Registered | shares	10,000
Proposed Maximum Offering Price per Unit	1,000
Maximum Aggregate Offering Price	$ 10,000,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 870.00
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), was originally deferred in accordance with Rule 456(b) under the Securities Act.